Taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 800,811	R$ 494,647
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	752,355	462,642
Withholdings Income Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	45,921	29,955
Other Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 2,535	R$ 2,050